Deferred Income	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Deferred Income
9. Deferred Income
The amounts shown in the accompanying consolidated balance sheets amounting to $2,843,994 and $2,995,657 represent cash related to time and bareboat charter revenues received in advance as of December 31, 2019 and as of December 31, 2020, respectively.